PROSPECTUS SUPPLEMENT                                        74117  7/01
dated July 16, 2001 to:

Putnam Asia Pacific Growth Fund (the "fund")
Prospectus dated January 30, 2001

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                    Since   Experience
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Paul C. Warren             1997    1997 - Present        Putnam Management
Managing Director                  Prior to May 1997     IDS Fund Management
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Simon Davis                2000    Sept. 2000 - Present  Putnam Management
Senior Vice President              Prior to Sept. 2000   Deutsche Asset
                                                         Management
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Carmel Peters              1998    1997 - Present        Putnam Management
Senior Vice President              Prior to May 1997     Wheelock Natwest
                                                         Investment Management
                                   Prior to Feb. 1996    Rothschild Management
                                                         Asia Pacific
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George Stairs              2001    1994 - Present        Putnam Management
Senior Vice President
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